FVM - Movements of level 3 instruments (Narrative) (Detail) $ in Billions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	$ 0.8
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	$ 1.2
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 mainly consisted of loans, investment fund units and equity / index contracts, reflecting decreased observability of the relevant valuation inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 mainly consisted of loans due to increased observability of the relevant valuation inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	$ 0.7
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 2.3
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.